UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21477

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

(Name of Fund)

100 International Drive

Baltimore, MD 21202

(Fund Address)

Kevin Ehrlich

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

385 East Colorado Boulevard

Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record:

Proxy Voting Record – The Fund held no voting securities during the period covered by this report. No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller,
President of Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

Date:	August 9, 2013